Investments in Unconsolidated Entities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 121,571	$ 10,323
Cumulative share of income	1,152,916	1,017,449
Cumulative share of distributions	(1,010,513)	(884,852)
Equity method investments	263,974	142,920
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	265,585	144,531
Equity in earnings of unconsolidated entities	131,949	90,364	83,566
Los Angeles SMSA Limited Partnership
Equity and cost method investments
Equity in earnings of unconsolidated entities	78,400	67,200	55,300
Ownership interest in equity method investment	5.50%	5.50%	5.50%
Aggregate equity method investments
Equity method investments, combined assets
Current	489,659	444,100
Due from affiliates	408,735	298,707
Property and other	2,026,104	1,896,784
Total assets	2,924,498	2,639,591
Equity method investments, combined liabilities and equity
Current liabilities	351,624	350,067
Deferred credits	84,834	80,660
Long-term liabilities	19,712	21,328
Long-term capital lease obligations	707	405
Partners' capital and shareholders' equity	2,467,621	2,187,131
Total liabilities and equity	2,924,498	2,639,591
Equity method investments, combined income statements
Revenues	6,218,067	5,804,466	5,519,024
Operating expenses	4,473,722	4,363,399	4,282,277
Operating income	1,744,345	1,441,067	1,236,747
Other income, net	4,842	4,003	4,976
Net income	$ 1,749,187	$ 1,445,070	$ 1,241,723